TAX (Tables)	6 Months Ended
Jun. 30, 2024
TAX
Schedule of IFRS based income tax expense and management's adjustments

	Six months ended 30 June
	2024			2023
	Pre-tax profit	Tax	Tax rate	Pre-tax profit	Tax	Tax rate
	£m	£m	%	£m	£m	%
IFRS	996	(242)	24.3%	960	(230)	24.0%
Adjusting items	135	(35)		130	(26)
Adjusted	1,131	(277)	24.5%	1,090	(256)	23.5%